        ----------------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                               GLOBAL OPPORTUNITY
                                 BOND FUND, INC.
        ----------------------------------------------------------------







                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1999
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER







                           MORGAN STANLEY DEAN WITTER
                       GLOBAL OPPORTUNITY BOND FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, the Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 10.03% compared to 6.10% for the Fund's benchmark (described below). For the period from the Fund's commencement of operations on May 27, 1994 through September 30, 1999, the Fund's total return, based on net asset value per share, was 49.97% compared to 66.91% for the benchmark. The Fund uses as its benchmark, for purposes of comparing its performance, a composite comprised of 25% of the J.P. Morgan Latin Eurobond Index, 25% of the J.P. Morgan Emerging Markets Bond Plus Index and 50% of the CS First Boston High Yield Index. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. At September 30, 1999, the Fund's investments in debt instruments were comprised of 73% emerging markets debt securities and 27% U.S. high yield securities.

On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $9.00, representing a 7.7% discount to the Fund's net asset value per share.

Over the last few months, bad headlines plagued the emerging markets; panics over the fate of the Argentine peso, Fed rate hikes in the U.S., scandals in Russia, a bloodless political coup in Venezuela, increased violence in Colombia and Indonesia, default in Ecuador, and a severe earthquake in Turkey.

Notwithstanding these events, emerging market debt has remained in a narrow trading range. During this time, investors have collected a healthy amount of coupon income while experiencing little overall capital appreciation or depreciation. Considering all of the negatives mentioned above, the seemingly miraculous performance of emerging debt is evidence of its relative cheapness and under representation in portfolios. Current prices for emerging market debt remain close to those seen during the Mexican and Russian crisis. Relative valuations remain near historically wide levels as measured by spread differentials with other fixed income alternatives. Simply put, emerging market bonds no longer sell-off on bad news.

Within the Fund, overweight positions in Colombia and Morocco and underweight positions in South Korea and Ecuador contributed to relative returns. Colombian assets rallied after the announcement that the country had signed a letter of intent with the IMF, which should lead to a $2.5 billion extended funds facility. An overweight in Turkish local currency Treasury bills bolstered returns, as the high yield to maturity and short duration characteristics of these securities allowed them to outperform the market, despite the earthquake in Turkey. Relative performance was adversely affected by security selection decisions in Russia, an underweight in Venezuela, and overweights in Ivory Coast and Indonesian assets.

Beyond valuation arguments, there are fundamental reasons why we think emerging debt is attractive at current levels. Recent economic indicators have reinforced our view that the world economy is steadily improving. The resumption of growth in Japan and in Western Europe has positively impacted commodity prices and economic activity in the emerging world. All indications are that economic activity has bottomed out during the third quarter in most of Latin America and in either the second or third quarter in Eastern Europe. Growth in Emerging Asia continues to surprise on the upside. These are only a few of the developments that point to a global economy moving beyond healing and into growth.

For these reasons we believe that emerging market debt currently offers attractive risk/return characteristics and we will continue to position the Fund more aggressively. However, we are unlikely to get immediate gratification from this new posture. Seasonal factors such as the "year end effect" and the lagged nature of economic statistics required to verify our expectation of economic recoveries might inhibit any substantial rally. However, over the medium term, we believe that the Fund should benefit from this shift in stance.

Concerning the U.S. portion of the Fund, the high yield market underperformed higher quality bonds in the third quarter. The stock market declined, interest rates rose slightly, and the Federal Reserve tightened interest rates by 25 basis points. A large new issue calendar led to supply problems, which forced high yield spreads wider. Dealers also were lowering inventories to begin preparing for Y2K. These technical factors occurred at the same time that net cash flows into high yield mutual funds turned negative. High yield spreads ended the quarter 551 basis points above treasuries, 54 basis points wider than at the end of the second quarter.

The overall higher quality of the U.S. high yield portion of the Fund was a major reason for the outperformance. Spreads widened throughout the high yield market, but issues rated BB performed better than lower quality bonds. The Fund also did a much better job at avoiding problem credits than the market averages.

We continued to have an overweighting to the telecommunications sector. This sector, along with cable and media, have continued to benefit from merger and investment activity. This activity has been very favorable for the credit quality of high yield bonds because it usually involves a higher quality company investing in or acquiring a lower rated company. Consolidation is being driven by company attempts to position themselves to take advantage of the growth prospects in these businesses in a rapidly evolving competitive environment. Examples of transactions that occurred in the quarter include: Cincinnati Bell agreeing to acquire IXC Communications, France Telecom investing in NTL Inc., Telewest receiving an equity infusion from both Microsoft and Liberty Media, and GE's purchase of a 32% equity stake in Paxson Communications. Prices of many issues not directly involved in a transaction have also benefited as these deals continue to highlight the inherent asset values of many of the companies in these sectors.

In terms of portfolio activity, we sold Rogers Cable and Communications, a Canadian cable and telecom services provider, on strength. We also sold Allied Waste and purchased Waste Management as we felt it had much more value. We started this position after Waste Management was downgraded by both Moody's and S&P. We added to some positions in the gaming and healthcare sectors, where we find increased value.

We expect to see continued good economic growth for the foreseeable future and do not believe that inflation will rise meaningfully from current levels. We feel that this economic environment, along with the widening of spreads in the third quarter, has created an excellent opportunity for good performance in the U.S. high yield market. We expect the technical factors that hindered the U.S. high yield market in the third quarter will improve over the next few months.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.




--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT
WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                         TOTAL RETURN (%)
                              ------------------------------------------------------------------------
                                 MARKET VALUE (1)        NET ASSET VALUE (2)          INDEX (3)
                              ----------------------   ----------------------   ----------------------
                                             AVERAGE                  AVERAGE                  AVERAGE
                              CUMULATIVE     ANNUAL     CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                              ----------     -------    ----------    -------   ----------     -------
        Fiscal Year to Date     17.78%           --        10.03%         --       6.10%           --
        One Year                13.59         13.59%       19.49       19.49%     13.78         13.78%
        Five Year               43.35          7.47        49.64        8.40      62.22         10.16
        Since Inception*        38.43          6.27        49.97        7.87      66.91         10.06

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                               [GRAPH]

                                                        YEAR ENDED DECEMBER 31,
                                                                                                 NINE MONTHS
                                                                                                    ENDED
                                                                                                SEPTEMBER 30,
                                   1994*        1995         1996         1997         1998          1999
                                  ------       ------       ------       ------       ------    -------------
Net Asset Value Per Share ......  $12.25       $12.99       $14.86       $13.74        $9.64        $9.75
Market Value Per Share .........  $12.50       $12.50       $14.63       $13.13        $8.31        $9.00
Premium/(Discount) .............    2.0%        -3.8%        -1.5%        -4.4%       -13.8%        -7.7%
Income Dividends ...............  $ 0.91       $ 1.59       $ 1.49       $ 1.30        $1.18        $0.78
Capital Gains Distributions ....      --           --       $ 0.50       $ 2.30        $0.06           --
Fund Total Return (2) ..........   -6.42%       20.34%       31.45%       17.38%      -21.57%       10.03%
Index Total Return (3) .........   -0.46%       22.03%       20.58%       12.56%       -3.19%        6.10%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 25% of the J.P. Morgan Latin Eurobond Index, 25% of the J.P. Morgan Emerging Markets Bond Plus Index, and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of September 30, 1999, the Fund's investment in debt instruments was comprised of 73% emerging markets debt securities and 27% U.S. high yield securities.
*    The Fund commenced operations on May 27, 1994.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                             [CHART]

Debt Securities              (94.7%)
Short-Term Investments        (4.2%)
Equity Securities             (1.1%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                             [CHART]

United States                (29.4%)
Argentina                    (15.2%)
Brazil                       (13.7%)
Mexico                        (9.2%)
Russia                        (4.4%)
Colombia                      (3.7%)
Turkey                        (3.2%)
Netherlands                   (2.8%)
Venezuela                     (2.7%)
Philippines                   (2.7%)
Other                        (13.0%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                             PERCENT OF
                                                TOTAL
                                             INVESTMENTS
                                             -----------
1.  Republic of Argentina
      `L' 5.938%, 3/31/05 (Argentina)            4.9%
2.  Federative Republic of Brazil `C'
      Bond PIK 8.00%, 4/15/14 (Brazil)           4.9
3.  United Mexican States Discount
      Bonds 12/31/19 (Mexico)                    4.7
4.  Republic of Argentina
      11.75%, 4/7/09 (Argentina)                 3.7
5.  Federative Republic of Brazil Debt
      Conversion Bond 5.938%, 4/15/12
      (Brazil)                                   3.4
6.  Republic of Argentina Global Units
      (Euro) 12.125%, 2/15/19 (Argentina)        3.4
7.  Russia Principal Note,
      PIK 6.063%, 12/15/20 (Russia)              2.0
8.  Russian Federation 11.00%, 7/24/18
      (Russia)                                   2.0
9.  Brazil Global  Bond 10.125%, 5/15/27
      (Brazil)                                   2.0
10.  Bayan Telecommunications 13.50%, 7/15/06
      (Philippines)                              1.9
                                                ----
                                                32.9%
                                                ----
                                                ----

*    Excludes short-term investments.

FINANCIAL STATEMENTS
--------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------
SEPTEMBER 30, 1999

                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
  DEBT INSTRUMENTS(94.7%)

------------------------------------------------------------------------------
ALGERIA (0.5%)
SOVEREIGN (0.5%)
  Algeria Loan Agreement
    0.00%, 3/31/00                         U.S.$       100       U.S.$     75

Algeria Loan Agreement Tranche 3
    0.00%, 3/31/00                                     200                141
                                                                 ------------
                                                                          216
                                                                 ------------
------------------------------------------------------------------------------
ARGENTINA (15.2%)
CORPORATE (1.3%)
(a)Cablevision S.A.
    13.75%, 5/1/09                                     100                 92
   CIA International Telecom
    10.375%, 8/1/04                        ARP         400                296
(a)Multicanal S.A.
    13.125%, 4/15/09                       U.S.$       190                179
                                                                 ------------
                                                                          567
                                                                 ------------
SOVEREIGN (13.9%)
   Republic of Argentina
 (b)2.77%, 4/1/07                          ARP         251                173
    11.75%, 4/7/09                         U.S.$     1,700              1,647

(b)Republic of Argentina 'L'
    5.938%, 3/31/05                                  2,479              2,172
   Republic of Argentina Global Bond
    11.375%, 1/30/17                                   650                614
   Republic of Argentina Global
    Units (Euro)
    12.125%, 2/15/19                                 1,504              1,512
                                                                 -------------
                                                                        6,118
                                                                 -------------
                                                                        6,685
                                                                 -------------
------------------------------------------------------------------------------
AUSTRALIA (0.3%)
CORPORATE (0.3%)
   Murrin Murrin Holdings Property
    Ltd.
    9.375%, 8/31/07                                    160                142
                                                                 -------------
------------------------------------------------------------------------------
BRAZIL (13.7%)
CORPORATE (0.2%)
(a,c)Compania Energetica Sao Paulo
    9.125%, 6/26/07                                    100                 87
                                                                 -------------
SOVEREIGN (13.5%)
   Brazil Global Bond
    10.125%, 5/15/27                                 1,150                860
   Federative Republic of Brazil 'C'
    Bond PIK
    8.00%, 4/15/14                                   3,448              2,157
(b)Federative Republic of Brazil
    'EI-L' Bond
    5.875%, 4/15/06                        U.S.$       618       U.S.$    484
(b)Federative Republic of Brazil
    Debt Conversion Bond
    5.938%, 4/15/12                                    260                156
(b)Federative Republic of Brazil
    Debt Conversion 'L' Bond
    5.938%, 4/15/12                                  2,230              1,338
(c)Federative Republic of Brazil
    'L' Bond
    4.50%, 4/15/09                                     200                119
(b)Federative Republic of Brazil
    New Money 'L' Bond
    5.938%, 4/15/09                                  1,060                750
(b)Federative Republic of Brazil
    New Money Bond
    5.938%, 4/15/09                                    130                 92
                                                                 -------------
                                                                        5,956
                                                                 -------------
                                                                        6,043
                                                                 -------------
------------------------------------------------------------------------------
BULGARIA (2.3%)
SOVEREIGN (2.3%)
(c)Republic of Bulgaria Front Loaded
    Interest Reduction Bond
    2.50%, 7/28/12                                     350                221
(b)Republic of Bulgaria Front Loaded
    Interest Reduction Bond
    5.875%, 7/28/24                                    440                304
(b)Republic of Bulgaria Past Due
    Interest Bond
    5.875%, 7/28/11                                    680                485
                                                                 -------------
                                                                        1,010
                                                                 -------------
------------------------------------------------------------------------------
CHILE (1.4%)
CORPORATE (1.4%)
(a)Embotelladora Africa S.A.
    9.875%, 3/15/06                                    325                336
   Endesa
    7.75%, 7/15/08                                     315                296
                                                                 -------------
                                                                          632
                                                                 -------------
------------------------------------------------------------------------------
COLOMBIA (3.6%)
CORPORATE (0.7%)
(c)Occidente y Caribe
    0.00%, 3/15/04                                     550                316
                                                                 -------------
SOVEREIGN (2.9%)
   Republic of Colombia
    9.75%, 4/23/09                                     600                515
   Republic of Colombia Global Euro
    10.875%, 3/9/04                                    590                584
------------------------------------------------------------------------------


                                       6

                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
COLOMBIA (CONTINUED)
SOVEREIGN  (CONTINUED)
(b)Republic of Colombia Yankee
    Notes
    9.705%, 8/13/05                        U.S.$       200       U.S.$    186

                                                                 -------------
                                                                        1,285
                                                                 -------------
                                                                        1,601
                                                                 -------------
------------------------------------------------------------------------------
ECUADOR (0.4%)
SOVEREIGN (0.4%)
(b)Republic of Ecuador Discount Bond
    6.00%, 2/28/25                                     510                157
                                                                 -------------
------------------------------------------------------------------------------
GERMANY (0.5%)
CORPORATE (0.5%)
(c)RSL Communications plc
    0.00%, 6/15/08                                     256                156
(a)Sirona Dental Systems
    9.125%, 7/15/08                        EUR          89                 71
                                                                 -------------
                                                                          227
                                                                 -------------
------------------------------------------------------------------------------
INDONESIA (0.8%)
CORPORATE (0.8%)
   Indah Kiat International
    Finance 'B'
    11.875%, 6/15/02                       U.S.$       100                 77

   Tjiwi Kimia International
    Global Bond
    13.25%, 8/1/01                                     350                271
                                                                 -------------
                                                                          348
                                                                 -------------
------------------------------------------------------------------------------
IVORY COAST (0.3%)
SOVEREIGN (0.3%)
(b)Ivory Coast
    2.00%, 3/29/18                                     600                120
                                                                 -------------
------------------------------------------------------------------------------
JORDAN (0.8%)
SOVEREIGN (0.8%)
   Jordan Discount Bond
(b)6.188%, 12/23/23                                    368                243
(a,b)6.188%, 12/23/23                                  155                102
                                                                 -------------
                                                                          345
                                                                 -------------
------------------------------------------------------------------------------
MEXICO (9.2%)
CORPORATE (1.5%)
   Petro Mexicanos
   (a)9.50%, 9/15/27                                   550                530
   (b)9.52%, 7/15/05                                   140                134
                                                                 -------------
                                                                          664
                                                                 -------------
SOVEREIGN (7.7%)
   United Mexican States
    0.00%, 6/30/03                                   3,706                 --@
(b)United Mexican States Discount
    Bond 'A'
    6.116%, 12/31/19                                   260                222
(b)United Mexican States Discount
    Bond 'B'
    5.875%, 12/31/19                                   250                214

(b)United Mexican States Discount
    Bond 'C'
    5.874%, 12/31/19                                   400                342
(b)United Mexican States Discount
    Bond 'D'
    7.25%, 12/31/19                                  1,500              1,282
   United Mexican States Euro Bond
    10.375%, 2/17/09                                   250                254
   United Mexican States Global Bond
     11.375%, 9/15/16                                  795                844
   United Mexican States Par Bond
    'W-A'
    6.25%, 12/31/19                                     20                 15
   United Mexican States Par Bond
    'W-B'
    6.25%, 12/31/19                                    320                236
                                                                 -------------
                                                                        3,409
                                                                 -------------
                                                                        4,073
                                                                 -------------
------------------------------------------------------------------------------
MOROCCO (1.7%)
SOVEREIGN (1.7%)
(b)Morocco R&C 'A'
    5.906%, 1/1/09                                     883                752
                                                                 -------------
------------------------------------------------------------------------------
NETHERLANDS (2.8%)
CORPORATE (2.8%)
   Hermes Europe Railtel B.V.
    11.50%, 8/15/07                                    190                192
   Netia Holdings II B.V.
    13.50%, 6/15/09                        EUR         375                398
(c)PTC International Finance B.V.
    0.00%, 7/1/07                          U.S.$       155                108
(a)Tele1 Europe B.V.
    13.00%, 5/15/09                        EUR         175                183
(a)United Pan-Europe
    Communications NV
    10.875%, 8/1/09                        U.S.$       350                353
                                                                 -------------
                                                                        1,234
                                                                 -------------
------------------------------------------------------------------------------
PANAMA (0.8%)
SOVEREIGN (0.8%)
   Republic of Panama
    9.375%, 4/1/29                                     400                373
                                                                 -------------
------------------------------------------------------------------------------
PERU (1.0%)
SOVEREIGN (1.0%)
(c)Peru Past Due Interest Bond
    4.00%, 3/7/17                                      370                229
------------------------------------------------------------------------------


                                       7

                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
PERU (CONTINUED)
SOVEREIGN (CONTINUED)
   Republic of Peru Front Loaded
    Interest Reduction Bond
   (c)3.25%, 3/7/17                        U.S.$       150       U.S.$     81
 (a,c)3.25%, 3/7/17                                    250                135
                                                                 -------------
                                                                          445
                                                                 -------------
------------------------------------------------------------------------------
PHILIPPINES (2.7%)
CORPORATE (2.0%)
(a)Bayan Telecommunications
    13.50%, 7/15/06                                    900                851
   Philippine Long Distance Telephone
    7.85%, 3/6/07                                       45                 38
                                                                 -------------
                                                                          889
                                                                 -------------
SOVEREIGN (0.7%)
   Republic of Philippines
    9.875%, 1/15/19                                    300                285
                                                                 -------------
                                                                        1,174
                                                                 -------------
------------------------------------------------------------------------------
RUSSIA (4.4%)
SOVEREIGN (4.4%)
(b)Russia Interest Arrears Notes
    6.063%, 12/15/15                                   350                 40
(b)Russia Principal Note, PIK
    6.063%, 12/15/20                                 9,635                897
   Russian Federation
   (a) 8.75%, 7/24/05                                  300                126
   (a) 11.00%, 7/24/18                               2,110                886
                                                                 -------------
                                                                        1,949
                                                                 -------------
------------------------------------------------------------------------------
SOUTH KOREA (0.5%)
SOVEREIGN (0.5%)
   Republic of Korea
    8.875%, 4/15/08                                    200                208
                                                                 -------------
------------------------------------------------------------------------------
TURKEY (0.8%)
CORPORATE (0.8%)
(a)Cellco Finance NV
    15.00%, 8/1/05                                     320                334
                                                                 -------------
------------------------------------------------------------------------------
UNITED KINGDOM (1.7%)
CORPORATE (1.7%)
   Colt Telecommunications
    Group plc
    7.625%, 7/31/08                        GBP         171                177
   Dolphin Telecommunication plc
   (c)0.00%, 6/1/08                        EUR         190                 89
 (a,c)0.00%, 5/15/09                       U.S.$       100                 40
(a)Esprit Telecommunications
    Group plc
      11.00%, 6/15/08                      GBP         233                253
(a)HMV Media Group plc
    10.875%, 5/15/08                       U.S.$       125       U.S.$    207
                                                                 -------------
                                                                          766
                                                                 -------------
------------------------------------------------------------------------------
UNITED STATES (26.6%)
ASSET BACKED SECURITIES (2.6%)
 Aircraft Lease Portfolio
  Securitization Ltd.
  1996-1 P1D
  12.75%, 6/15/06                                      322                323
 CFS 1997-5 'A1'
   7.72%, 6/15/05                                      248                 62
 DR Securitized Lease Trust
   6.66%, 8/15/10                                       78                 71
   7.60%, 8/15/07                                      403                391
(a)First Home Mortgage Acceptance
  Corp., 1996-B, Class C
   7.929%, 11/1/18                                     243                 85
 Jet Equipment Trust 'C1'
     11.79%, 6/15/13                                   175                211
                                                                 -------------
                                                                        1,143
                                                                 -------------
COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
 Long Beach Auto 1997-1, 'B'
  14.22%, 10/26/03                                      82                 81
                                                                 -------------
CORPORATE (23.8%)
 Adelphia Communications Corp. 'B'
   7.50%, 1/15/04                                       55                 52
   7.75%, 1/15/09                                      100                 90
   8.375%, 2/1/08                                      160                150
   9.875%, 3/1/07                                      150                153
 American Cellular Corp.
(a)10.50%, 5/15/08                                     160                165
  10.50%, 5/15/08                                       70                 72
 American Standard, Inc.
   7.125%, 6/1/06                          EUR         225                231
 AMSC Acquisition Co., Inc. 'B'
  12.25%, 4/1/08                           U.S.$       180                128
(a)CA FM Lease Trust
   8.50%, 7/15/17                                      231                216
 Centennial Cellular
  10.75%, 12/15/08                                     140                146
 Chancellor Media Corp. 'B'
   8.125%, 12/15/07                                    315                304
 CMS Energy Corp.
   7.50%, 1/15/09                                      185                171
 Columbia/ HCA Healthcare Corp.
   7.58%, 9/15/25                                      130                104
 Columbia/HCA Healthcare Corp.
   6.91%, 6/15/05                                      320                288
   7.69%, 6/15/25                                      350                287
 D.R. Horton Inc.
   8.00%, 2/1/09                                       180                160
 Dobson Communications Corp.
  11.75%, 4/15/07                                      170                179
------------------------------------------------------------------------------


                                       8

                                                      FACE
                                                    AMOUNT               VALUE
                                                     (000)               (000)
------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
CORPORATE  (CONTINUED)
 Echostar DBS Corp.
   9.375%, 2/1/09                          U.S.$       190       U.S.$    187
(a)EES Coke Battery Co., Inc.
   9.382%, 4/15/07                                     100                 97
 Global Crossing Holdings Ltd.
   9.625%, 5/15/08                                     140                144
 Globalstar LP
   11.375%, 2/15/04                                    150                 97
   11.50%, 6/1/05                                       30                 19
(a)Globe Telecom, Inc.
   13.00%, 8/1/09                                      200                206
 Harrahs Operating Co., Inc.
   7.875%, 12/15/05                                    265                254
 Hayes Lemmerz International, Inc.
   8.25%, 12/15/08                                     140                123
 Hilton Hotels
   7.95%, 4/15/07                                      185                177
 HMH Properties 'A'
   7.875%, 8/1/05                                      275                253
(a)Horseshoe Gaming Holding
   8.652%, 5/15/09                                     210                200
(a)Huntsman ICI Chemicals
   10.125%, 7/1/09                                     225                219
   10.125%, 7/1/09                                     225                233
(c)Intermedia Communications, Inc. 'B'
   0.00%, 7/15/07                                      515                342
(a)Iridium LLC/Capital Corp.
   13.00%, 7/15/05                                     155                 16
 Lyondell Chemical Co
   9.625%, 5/1/07                                      160                159
 Metromedia Fiber Network 'B'
   10.00%, 11/15/08                                    100                 97
 Musicland Group, Inc.
   9.00%, 6/15/03                                      100                 97
 Musicland Group, Inc. 'B'
   9.875%, 3/15/08                                     175                159
 National Steel Corp 'D'
   9.875%, 3/1/09                                      225                223
(c)Nextel Communications, Inc.
   0.00%, 8/15/04                                      150                151
   0.00%, 9/15/07                                      425                313
   0.00%, 2/15/08                                      120                 83
(c)NEXTLINK Communications, Inc.
   0.00%, 4/15/08                                      325                195
(c)Norcal Waste Systems, Inc.
   13.50%, 11/15/05                                    165                176
(a)NSM Steel, Inc.
   12.25%, 2/1/08                                      100                 --@
(c)NTL, Inc. 'B'
   0.00%, 4/1/08                                       330                356
(a)Onepoint Communications Corp.
   14.50%, 6/1/08                                      145                 93
   Park Place Entertainment
   7.875%, 12/15/05                                    195                184
   Primus Telecommunications Group,
    Inc.
   11.25%, 1/5/09                                       45                 43
   Primus Telecommunications Group,
    Inc. 'B'
   9.875%, 5/15/08                                     145                127
   PSINet, Inc. 'B'
   10.00%, 2/15/05                                     110                106
(a)RAS Laffan Liquid Natural Gas
   8.294%, 3/15/14                                     100                 91
(c)RCN Corp.
   0.00%, 10/15/07                                     275                179
(c)Rhythms Netconnections 'B'
   0.00%, 5/15/08                                      400                199
(c)RSL Communications plc
   9.125%, 3/1/08                                      330                282
 SD Warren Co. 'B'
   12.00%, 12/15/04                                    215                227
 Snyder Oil Corp.
   8.75%, 6/15/07                                      200                198
 Station Casinos, Inc.
   8.875%, 12/1/08                                     100                 97
   10.125%, 3/15/06                                    205                211
 Tenet Healthcare Corp.
   8.625%, 1/15/07                                     375                357
(c)Viatel, Inc.
   0.00%, 4/15/08                                      380                217
 Vintage Petroleum
   8.625%, 2/1/09                                       75                 72
(c)WAM! Net, Inc. 'B'
   0.00%, 3/1/05                                       365                218
 Waste Management, Inc.
   7.00%, 10/15/06                                      35                 32
   7.125%, 10/1/07                                      35                 32
   7.125%, 12/15/17                                     40                 33
   7.65%, 3/15/11                                       50                 46
                                                                 -------------
                                                                       10,516
                                                                 -------------
                                                                       11,740
                                                                 -------------
------------------------------------------------------------------------------
 VENEZUELA (2.7%)
 SOVEREIGN (2.7%)
(b)Republic of Venezuela Debt
  Conversion Bond 'DL'
   6.313%, 12/18/07                                  1,012                779
 Republic of Venezuela Global Bond
   9.25%, 9/15/27                                      600                396
                                                                 -------------
                                                                        1,175
                                                                 -------------
------------------------------------------------------------------------------
 TOTAL DEBT INSTRUMENTS
  (Cost U.S.$42,570)                                                   41,749
                                                                 -------------
--------------------------------------------------------------------------------


                                        9


                                                    NO. OF               VALUE
                                                  WARRANTS               (000)
------------------------------------------------------------------------------
WARRANTS(0.2%)
------------------------------------------------------------------------------
ARGENTINA (0.0%)
 Republic of Argentina,
  expiring 2/25/00                                   1,800       U.S.$      2
                                                                 -------------
------------------------------------------------------------------------------
COLOMBIA (0.1%)
(a)Occidente y Caribe,
  expiring 3/15/04                                  21,790                 33
                                                                 -------------
------------------------------------------------------------------------------
NETHERLANDS (0.0%)
 Tele1 Europe B.V.,
  expiring 05/15/09                                  1,750                 13
                                                                 -------------
------------------------------------------------------------------------------
UNITED STATES (0.1%)
(a)American Mobile Satellite Corp.,
  expiring 4/1/08                                    1,800                  6
(a)NSM Steel, Inc.,
  expiring 2/1/08                                  633,090                  1
(a)Onepoint Communications Corp.,
  expiring 6/1/08                                    1,450                 --@
   WAM! Net., Inc.,
  expiring 3/1/05                                    6,000                 14
                                                                 -------------
                                                                           21
                                                                 -------------
------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost U.S.$14)                                                            69
                                                                 -------------
------------------------------------------------------------------------------
                                                  SHARES
------------------------------------------------------------------------------
PREFERRED STOCK(0.9%)
------------------------------------------------------------------------------
UNITED STATES (0.9%)
 Concentric Network Corp. 'B'                        1,143                105
 IXC Communications, Inc. 'B'                          126                135
 Paxson Communications Corp.                         1,600                173
                                                                 -------------
------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (Cost U.S.$339)                                                          413
                                                                 -------------
------------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(4.2%)
------------------------------------------------------------------------------
TURKEY (2.4%)
BILLS
 Turkey Treasury Bill
   0.00%, 2/9/00                           TRL 339,911,000                572
   0.00%, 3/15/00                              299,177,000                470
                                                                 -------------
                                                                        1,042
                                                                 -------------
------------------------------------------------------------------------------
UNITED STATES (1.8%)
REPURCHASE AGREEMENT
 Chase Securities Inc. 5.05%,
  dated 9/30/99, due
  10/1/99, to be
  repurchased at U.S.$816,
  collateralized by
  U.S.$805 United States
  Treasury Bonds, 6.625%,
  due 2/15/27, valued at
  U.S.$823                                 U.S.$       816       U.S.$    816
                                                                 -------------
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost U.S.$1,984)                                                      1,858
                                                                 -------------
------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.0%)
 (Cost U.S.$44,907)                                                    44,089
                                                                 -------------
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
 Other Assets                              U.S.$     8,657
 Liabilities                                       (11,990)            (3,333)
                                              -------------      -------------
------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 4,180,704 issued and
  outstanding U.S.$0.01 par value shares
  (100,000,000 shares authorized)                                U.S.$ 40,756
                                                                 -------------
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$   9.75
                                                                 -------------
------------------------------------------------------------------------------

 (a) - 144A Security - certain conditions for public sale may exist.
 (b) - Variable/floating rate security -- rate disclosed is as of September 30, 1999.
 (c) - Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1999. Maturity date disclosed is ultimate maturity.
   @ - Value is less than U.S.$500.
 PIK - Payment-in-Kind. Income may be paid in additional securities or cash.





                                     10